SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015
Summary Of Significant Accounting Policies Details Narrative
Inventory			$ 141,384
Exploration Tax Credits		$ 111,095